INCOME TAX (FY) (Details)	6 Months Ended
Dec. 31, 2020 USD ($)
Federal [Abstract]
Current	$ 0
Deferred	(49,253)
State and Local [Abstract]
Current	0
Deferred	0
Change in valuation allowance	49,253
Income tax provision	0
Deferred Tax Assets [Abstract]
Start-up Costs	30,269
Net operating loss carryforward	18,984
Total deferred tax assets	49,253
Valuation Allowance	(49,253)
Deferred tax assets, net of allowance	0
Federal net operating loss carryovers	$ 90,400
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liabilities	(18.00%)
Transaction costs allocable to warrant liabilities	(1.60%)
Compensation expense related to warrant liabilities	(0.30%)
Valuation allowance	(1.10%)
Income tax provision	0.00%